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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Birch Run Capital, LLC

Address:  1350 Broadway, Suite 2412
          New York, NY 10018

13F File Number: 28-005-42627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Caren Abramovich
Title:    Chief Operating & Compliance Officer
Phone:    212-433-1980

Signature, Place, and Date of Signing:

/s/ Caren Abramovich             New York, NY                5/14/2013

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form13F Information Table Entry Total:   21

Form13F Information Table Value Total:   333,736
                                         (thousands)

List of Other Included Managers:         NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                          FORM 13F INFORMATION TABLE

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
COLUMN 1                              COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
--------                              -------- --------- -------- ------------------ ---------- -------- ------------------------
                                                                                                             VOTING AUTHORITY
                                                                                                         ------------------------
                                      TITLE OF            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                         CLASS    CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE   SHARE     NONE
--------------                        -------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ---------
BANK OF AMERICA CORP                  COM      060505104 2,071    170,000   SH  CALL OTHER
BLACKROCK INC.                        COM      09247X101 12,844   50,000    SH       OTHER                                 50,000
CHATHAM LODGING TRUST                 COM      16208T102 8,046    456,902   SH       OTHER                      456,902
CIT GROUP INC                         COM      125581801 1,696    39,000    SH       OTHER                       39,000
EAGLE MATERIALS INC                   COM      26969P108 6,663    100,000   SH       OTHER                                100,000
EMCOR GROUP INC                       COM      29084Q100 8,478    200,000   SH       OTHER                      200,000
EPL OIL & GAS INC                     COM      26883D108 39,310   1,466,228 SH       OTHER                      619,623   846,605
MTS SYS CORP                          COM      553777103 2,152    37,000    SH       OTHER                       37,000
NORTHEAST BANCORP                     COM      663904209 472      49,980    SH       OTHER                       49,980
PNC FINANCIAL SERVICES GROUP          COM      693475105 2,328    35,000    SH  CALL OTHER
QUIKSILVER INC                        COM      74838C106 18,856   3,106,395 SH       OTHER                    1,506,395 1,600,000
REGIS CORP                            COM      758932107 154,507  8,494,082 SH       OTHER                    8,494,082
RENT A CTR INC                        COM      76009N100 4,063    110,000   SH       OTHER                      110,000
RETAIL OPPORTUNITY INVESTMENTS CORP   COM      76131N101 756      53,935    SH       OTHER                       53,935
RETAIL OPPORTUNITY INVESTMENTS CORP   COM      76131N101 5,208    371,600   SH  CALL OTHER
SEARS HOMETOWN AND OUTLET ST          COM      812362101 1,106    27,398    SH       OTHER                       27,398
STAPLES INC                           COM      855030102 1,396    104,000   SH       OTHER                      104,000
STARWOOD PROPERTY TRUST INC           COM      85571B105 8,328    300,000   SH       OTHER                      300,000
WALTER INVESTMENT MANAGEMENT          COM      93317W102 51,691   1,387,671 SH       OTHER                    1,087,671   300,000
WAUSAU PAPER CORP                     COM      943315101 2,532    234,853   SH       OTHER                      234,853
ZIPREALTY INC                         COM      98974V107 1,236    338,661   SH       OTHER                      338,661